FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair Value Maturity Schedule (net amounts) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	R$ (6,567,720)	R$ 1,994,382
2025
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(1,753,846)	2,097,763
2026
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(1,699,768)	233,072
2027
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(36,905)	(574,871)
More than 3 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	R$ (3,077,201)	R$ 238,418